N-4	Apr. 29, 2026 USD ($) yr
Prospectus:
Document Type	N-4
Entity Registrant Name	THRIVENT VARIABLE ANNUITY ACCOUNT I
Entity Central Index Key	0001173488
Entity Investment Company Type	N-4
Document Period End Date	Apr. 29, 2026
Amendment Flag	false
AdvisorFlex VA MDRP
Item 3. Key Information [Line Items]
Fees and Expenses [Text Block]
FEES AND EXPENSES	Location in Statutory Prospectus
Are There Charges or Adjustments for Early Withdrawals?
Yes. If you withdraw money from the Contract within 3 years of your last premium payment, you may be assessed a Surrender Charge. The maximum
Surrender Charge is 2% during the first year after a premium payment and is
1% in years two and three. If you make an early withdrawal, you could pay a
Surrender Charge of up to $2,000 on a $100,000 investment.
You may surrender a free amount each Contract Year. In the first Contract
Year, the amount is 10% of the Accumulated Value existing at the time the first surrender is made in that Contract Year. In subsequent years, the amount is 10% of the Accumulated Value existing at the start of that Contract Year.
Fee Table
Are There Transaction Charges?
Yes. In addition to Surrender Charges, there may also be charges for other transactions.
You may make 24 free Subaccount transfers in each Contract Year. On subsequent Subaccount transfers (other than the Dollar Cost Averaging and
Automatic Asset Rebalancing Programs), you will incur a $25 transfer charge.
You will also pay a charge if you request a wire transfer of funds from your
Contract to another financial institution. That financial institution may also charge a fee to receive a wire. You will also pay a charge if you request to have a check sent to you using an overnight mail service.
Fee Table
Are There Ongoing Fees and Expenses?
Yes. The table below describes the fees and expenses that you may pay each year, depending on the investment options you choose. Please refer to your Contract specifications page for information about the specific fees you will pay each year based on the options you have elected. The fees and expenses do not reflect any investment advisor fees paid from the Contract or from other assets of the Contract Owner. If the investment advisor fees were reflected, the fees and expenses would be higher.
				Fee Table
	Annual Fee	Minimum	Maximum
	Base Contract (as a percentage of daily net assets of each Portfolio)	0%	0.50%
	Portfolio Company fees and expenses (With Fund Facilitation Fee added. Expenses that you pay as a percentage of your investment. Expenses may be higher or lower in future years. More detail is contained in the prospectus for each Portfolio)	0.22%	2.675%
	Fund Facilitation Fees	Minimum	Maximum
	These fees may be charged to make certain external Portfolios available as investment options under the Contract (as a percentage of daily net assets in the specified Portfolios)	0%	0.40%
	Optional benefit available for an additional charge (if elected)	Minimum	Maximum
	Maximum Anniversary Death Benefit (MADB) Rider Charge (as a percentage of the MADB value)	0%	0.40%
Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the Contract, which could add Surrender Charges that substantially increase costs.

Lowest Annual Cost: $634	Highest Annual Cost: $3,255
Assumes:	Assumes:
Investment of $100,000	Investment of $100,000
5% annual appreciation	5% annual appreciation
Least expensive Portfolio fees	Most expensive combination of optional benefits, Portfolio fees and expenses including a 0.35% fund facilitation fee.
No optional benefits	Maximum Anniversary Death Benefit (MADB) Rider 0.20%
No sales charges or investment advisor fees. Investment advisor fees are in addition to the Contract charges illustrated here.	No sales charges or investment advisor fees. Investment advisor fees are in addition to the Contract charges illustrated here.
No additional premium payments, transfers or withdrawals	No additional premium payments, transfers or withdrawals

Charges for Early Withdrawals [Text Block]
Are There Charges or Adjustments for Early Withdrawals?
Yes. If you withdraw money from the Contract within 3 years of your last premium payment, you may be assessed a Surrender Charge. The maximum
Surrender Charge is 2% during the first year after a premium payment and is
1% in years two and three. If you make an early withdrawal, you could pay a
Surrender Charge of up to $2,000 on a $100,000 investment.
You may surrender a free amount each Contract Year. In the first Contract
Year, the amount is 10% of the Accumulated Value existing at the time the first surrender is made in that Contract Year. In subsequent years, the amount is 10% of the Accumulated Value existing at the start of that Contract Year.
Fee Table

Surrender Charge Phaseout Period, Years | yr	3
Surrender Charge (of Purchase Payments) Maximum [Percent]	2.00%
Surrender Charge Example Maximum [Dollars]	$ 2,000
Transaction Charges [Text Block]
Are There Transaction Charges?
Yes. In addition to Surrender Charges, there may also be charges for other transactions.
You may make 24 free Subaccount transfers in each Contract Year. On subsequent Subaccount transfers (other than the Dollar Cost Averaging and
Automatic Asset Rebalancing Programs), you will incur a $25 transfer charge.
You will also pay a charge if you request a wire transfer of funds from your
Contract to another financial institution. That financial institution may also charge a fee to receive a wire. You will also pay a charge if you request to have a check sent to you using an overnight mail service.
Fee Table

Ongoing Fees and Expenses [Table Text Block]
Are There Ongoing Fees and Expenses?
Yes. The table below describes the fees and expenses that you may pay each year, depending on the investment options you choose. Please refer to your Contract specifications page for information about the specific fees you will pay each year based on the options you have elected. The fees and expenses do not reflect any investment advisor fees paid from the Contract or from other assets of the Contract Owner. If the investment advisor fees were reflected, the fees and expenses would be higher.
				Fee Table
	Annual Fee	Minimum	Maximum
	Base Contract (as a percentage of daily net assets of each Portfolio)	0%	0.50%
	Portfolio Company fees and expenses (With Fund Facilitation Fee added. Expenses that you pay as a percentage of your investment. Expenses may be higher or lower in future years. More detail is contained in the prospectus for each Portfolio)	0.22%	2.675%
	Fund Facilitation Fees	Minimum	Maximum
	These fees may be charged to make certain external Portfolios available as investment options under the Contract (as a percentage of daily net assets in the specified Portfolios)	0%	0.40%
	Optional benefit available for an additional charge (if elected)	Minimum	Maximum
	Maximum Anniversary Death Benefit (MADB) Rider Charge (as a percentage of the MADB value)	0%	0.40%
Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the Contract, which could add Surrender Charges that substantially increase costs.

Base Contract (of Other Amount) (N-4) Minimum [Percent]	0.00%
Base Contract (of Other Amount) (N-4) Maximum [Percent]	0.50%
Investment Options (of Average Annual Net Assets) Minimum [Percent]	0.22%
Investment Options (of Average Annual Net Assets) Maximum [Percent]	2.675%
Investment Options (of Other Amount) Minimum [Percent]	0.00%
Investment Options (of Other Amount) Maximum [Percent]	0.40%
Optional Benefits Minimum [Percent]	0.00%
Optional Benefits Maximum [Percent]	0.40%
Lowest and Highest Annual Cost [Table Text Block]
Lowest Annual Cost: $634	Highest Annual Cost: $3,255
Assumes:	Assumes:
Investment of $100,000	Investment of $100,000
5% annual appreciation	5% annual appreciation
Least expensive Portfolio fees	Most expensive combination of optional benefits, Portfolio fees and expenses including a 0.35% fund facilitation fee.
No optional benefits	Maximum Anniversary Death Benefit (MADB) Rider 0.20%
No sales charges or investment advisor fees. Investment advisor fees are in addition to the Contract charges illustrated here.	No sales charges or investment advisor fees. Investment advisor fees are in addition to the Contract charges illustrated here.
No additional premium payments, transfers or withdrawals	No additional premium payments, transfers or withdrawals

Lowest Annual Cost [Dollars]	$ 634
Highest Annual Cost [Dollars]	$ 3,255
Risks [Table Text Block]
RISKS		Location in Statutory Prospectus
Is There a Risk of Loss from Poor Performance?	Yes. You can lose money investing in the Contract.	Principal Risks of Investing in the Contract
Is This a Short-Term Investment?
No. The Contract is not a short-term investment and is not appropriate for you if you need ready access to cash. Each premium payment has a separate
3-year Surrender Charge that may decrease the surrender value.
Amounts withdrawn from the Contract may result in surrender charges, taxes, and tax penalties.
Principal Risks of Investing in the Contract
What Are the Risks Associated with the Investment Options?
An investment in the Contract is subject to the risk of poor investment performance and can vary depending on the performance of the Investment
Options available under the Contract. Each Investment Option (including the
Fixed Account) will have its own unique risks, and you should review these investment options before making an investment decision.
Principal Risks of Investing in the Contract
What are the Risks Related to the Insurance Company?
An investment in the Contract is subject to the risks related to Thrivent. Any obligations (including those under the Fixed Account), guarantees or benefits are subject to the claims-paying ability of Thrivent. More information about
Thrivent, including its financial strength ratings are available upon request bycalling 1-800-847-4836 or by sending an email to mail@thrivent.com.
Principal Risks of Investing in the Contract

Investment Restrictions [Text Block]	Yes. We reserve the right to add, delete, combine or substitute investment options.The total amount transferred from a Subaccount or the Fixed Account must be at least $200. However, if the total value in a Subaccount or the Fixed Account is less than $200, the entire amount may be transferred.The amount transferred from the Fixed Account in any Contract Year may not exceed the greater of $10,000 or 50% of the Accumulated Value in the Fixed Account, excluding any Accumulated Value in the DCA Fixed Account, at the time the first transfer is made in that Contract Year.
Key Information, Benefit Restrictions [Text Block]	Yes. You may only select the Maximum Anniversary Death Benefit (MADB) Rider at the time of Contract application for an additional charge.The MADB is decreased by the same proportion as the Accumulated Value was decreased by a partial surrender. This may reduce the rider value by an amount greater than the value withdrawn or could terminate the benefit.Premium amounts of $1 million or greater will require prior approval, and we reserve the right to limit the total amount of all premiums paid on the Contract to $1 millionIf you elect to pay the investment advisor fee from the Accumulated Value of the Contract, this deduction will reduce the value of the death benefit and optional death benefit (if elected), and may be subject to federal and state income taxes and a 10% federal penalty tax. See Charges – Investment Advisor Fees in the statutory prospectus for additional information.
Tax Implications [Text Block]	You should consult with a tax professional to determine the tax implications of an investment in and withdrawals or benefits received under the Contract. There is no additional tax benefit if the Contract is purchased through a tax-qualified plan or individual retirement account (IRA). Withdrawals may be subject to ordinary income tax and may be subject to a 10% federal tax penalty, if under age 59 1∕2 and no exception applies.
Investment Professional Compensation [Text Block]	Financial advisors receive compensation for selling the Contracts. Pursuant to guidance provided by the Internal Revenue Service in a series of Private Letter Rulings, we will only permit the automatic deduction of investment advisor fees from the Contract to be directly paid to the registered investment advisor, if certain requirements are met. If the requirements are met through you completing our form in good order, we will not treat the deduction of fees as taxable distributions.Financial advisors may have a financial incentive to offer or recommend the Contract over another investment.
Exchanges [Text Block]	Financial advisors may have a financial incentive to offer you a new contract in place of the one you already own. You should only exchange your contract if you determine, after comparing the features, fees, and risks of both contracts, and any fees or penalties to terminate the existing contract, that it is preferable for you to purchase the new Contract rather than continue to own the existing contract.
Item 4. Fee Table [Line Items]
Item 4. Fee Table [Text Block]	Fee TableThe following tables describe the fees and expenses that you will pay when buying, owning, and surrendering or making withdrawals from an Investment Option or from the Contract. Please refer to your Contract specifications page for information about the specific fees you will pay each year based on the options you have elected. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender or make withdrawals from an Investment Option or from the Contract, or transfer Accumulated Value between Investment Options. The fees and expenses do not reflect any payment of investment advisor fees. If the investment advisor fees were included, the fees and expenses would be higher. State premium taxes do not apply.
Transaction Expenses
Sales Load Imposed on Purchases (as a percentage of purchase payments)	0%
Surrender Charge (as a percentage of amount surrendered)[1]	2%
Transfer Charge[2]	$25
1In the first Contract Year, you may surrender without a Surrender Charge up to 10% of the Accumulated Value existing at the time the first surrender is made in the Contract Year. For subsequent Contract Years, the 10% free amount is based on the prior contract anniversary value. Only the amount in excess of that amount (the “Excess Amount”) will be subject to a Surrender Charge. A Surrender Charge is deducted if a full or partial surrender occurs during the first three years after each premium payment has been allocated. The Surrender Charge is 2% during the first Contract Year and 1% for the second and third Contract Years. [2]You are allowed 24 free transfers per Contract Year. Subsequent transfers will incur a $25 transfer charge. Be advised additional transfers may be subject to our frequent trading policies. The next table describes the fees and expenses that you will pay each year during the time that you own the Contract (not including Portfolio Company fees and expenses). If you choose to purchase the optional benefit, you will pay additional charges, as shown below. You may only add the optional benefit at the time of application.
Annual Contract Expenses	Maximum	Current
Base Contract Expenses (as a percentage of the daily Accumulated Value in each Subaccount)	0.50%	0.40%
Optional Benefit Expenses
Maximum Anniversary Death Benefit (MADB) Rider Charge (as a percentage of MADB)[3]	0.40%	0.20%
[3]See Charges-Maximum Anniversary Death Benefit (MADB) Rider Charge. Different fees and charges may apply after the Contract has been annuitized.
Charges after the Annuity Date
Commuted Value Charge (for Settlement Options that can be surrendered)	0.25%
As a fraternal benefit society, Thrivent is also required to have a Maintenance of Solvency provision. For a complete discussion of the Maintenance of Solvency provision, see Maintenance of Solvency in the statutory prospectus. The next item shows the minimum and maximum total operating expenses charged by the Portfolio Companies that you may pay periodically during the time that you own the Contract. Expenses shown may change over time and may be higher or lower in the future. These amounts also include applicable fund facilitation fees if you choose to invest in certain Portfolio Companies. A complete list of the Portfolio Companies available under the Contract, including their annual expenses, may be found at the back of this document in the Appendix.
Annual Portfolio Company Expenses	Minimum	Maximum
Expenses that are deducted from Portfolio Company assets, including management fees, distribution and/or service (12b-1) fees, and other expenses	0.22%	2.675%
Expenses after reimbursements and/or fee waivers	0.22%	2.675%[4]
[4]The “Expenses after reimbursements and/or fee waivers” line in the above table shows the minimum and maximum fees and expenses charged by all of the Portfolios after taking into account contractual fee waiver or reimbursement arrangements in place. Those contractual arrangements are designed to reduce Annual Portfolio Company Expenses and will continue for at least one year from the date of this prospectus.
Sales Load (of Purchase Payments), Current [Percent]	0.00%
Deferred Sales Load (of Purchase Payments), Current [Percent]	2.00%
Deferred Sales Load, Footnotes [Text Block]	In the first Contract Year, you may surrender without a Surrender Charge up to 10% of the Accumulated Value existing at the time the first surrender is made in the Contract Year. For subsequent Contract Years, the 10% free amount is based on the prior contract anniversary value. Only the amount in excess of that amount (the “Excess Amount”) will be subject to a Surrender Charge. A Surrender Charge is deducted if a full or partial surrender occurs during the first three years after each premium payment has been allocated. The Surrender Charge is 2% during the first Contract Year and 1% for the second and third Contract Years.
Transfer Fee, Current [Dollars]	$ 25
Transfer Fee, Footnotes [Text Block]	You are allowed 24 free transfers per Contract Year. Subsequent transfers will incur a $25 transfer charge. Be advised additional transfers may be subject to our frequent trading policies.
Annual Contract Expenses [Table Text Block]
Annual Contract Expenses	Maximum	Current
Base Contract Expenses (as a percentage of the daily Accumulated Value in each Subaccount)	0.50%	0.40%
Optional Benefit Expenses
Maximum Anniversary Death Benefit (MADB) Rider Charge (as a percentage of MADB)[3]	0.40%	0.20%

Base Contract Expense (of Other Amount), Maximum [Percent]	0.50%
Base Contract Expense (of Other Amount), Current [Percent]	0.40%
Other Annual Expense (of Other Amount), Current [Percent]	0.25%
Annual Portfolio Company Expenses [Table Text Block]
Annual Portfolio Company Expenses	Minimum	Maximum
Expenses that are deducted from Portfolio Company assets, including management fees, distribution and/or service (12b-1) fees, and other expenses	0.22%	2.675%
Expenses after reimbursements and/or fee waivers	0.22%	2.675%[4]

Portfolio Company Expenses [Text Block]	Expenses that are deducted from Portfolio Company assets, including management fees, distribution and/or service (12b-1) fees, and other expenses
Portfolio Company Expenses Minimum [Percent]	0.22%
Portfolio Company Expenses Maximum [Percent]	2.675%
Portfolio Company Expenses, Footnotes [Text Block]	The “Expenses after reimbursements and/or fee waivers” line in the above table shows the minimum and maximum fees and expenses charged by all of the Portfolios after taking into account contractual fee waiver or reimbursement arrangements in place. Those contractual arrangements are designed to reduce Annual Portfolio Company Expenses and will continue for at least one year from the date of this prospectus.
Surrender Example [Table Text Block]
If you surrender your Contract at the end of the applicable time period:
	$5,331	$11,815	$18,456	$38,375

Annuitize Example [Table Text Block]
If you annuitize at the end of the applicable time period:
	$5,331	$11,815	$18,456	$38,375

No Surrender Example [Table Text Block]
If you do not surrender your Contract:
	$3,504	$10,874	$18,456	$38,375

Item 5. Principal Risks [Line Items]
Item 5. Principal Risks [Table Text Block]	Principal Risks of Investing in the Contract This annuity has some risks which may include the following: ♦ Market Risk. You can lose money by investing in the Contract, including loss of principal. You bear all the investment risk for amounts allocated to one or more of the Portfolios, which invest in underlying Funds. If the Portfolios you select increase in value, then your Accumulated Value goes up; if they decrease in value, your Accumulated Value goes down. How much your Accumulated Value goes up or down depends on the performance of the Portfolios. We do not guarantee the investment results of any Portfolio. An investment in the Contract is subject to the risk of poor investment performance, and the value of your investment can vary depending on the performance of the selected Portfolio(s), each of which has its own unique risks. You should review the prospectus for the Portfolio before making an investment decision. Neither the U.S. Government nor any federal agency insures or guarantees your investment in the Contract.♦ Early Withdrawal Risk. The Contract is not designed for short-term investing and is not appropriate for an investor who needs ready access to cash. Early withdrawals may be subject to a significant surrender charge. If you make a withdrawal prior to age 59 1∕2, there may be adverse tax consequences, including a 10% federal tax penalty. In addition, a withdrawal could reduce the value of standard and optional benefits. The benefits of tax deferral, long-term income, and living benefit protections also mean that the Contract is more beneficial to investors with a long-time horizon.♦ Contract Benefits Risk. Death benefits are reduced by withdrawals on a pro-rata basis. There is also a risk that any financial return of an optional benefit, if any, will ultimately be less than the amount you paid for the benefit. If you elect a partial or a full surrender into a settlement option, benefits related to your deferred value will be reduced or terminated.♦ Insurance Company Risk. An investment in the Contract is subject to the risks related to Thrivent. Insurance obligations, guarantees, and benefits of the Contract are subject to the claims-paying ability of Thrivent.♦ Contract Changes Risk. At any time, we may change, add, delete, or replace investment options applicable to existing Accumulated Value and new premiums. We may also add, delete, or substitute Subaccounts as permitted by law. We may substitute shares of another Subaccount, which may have differences such as (among other things) different fees and expenses, objectives, and risks, for shares of an existing Subaccount, at our discretion. We may also close Subaccounts to allocations of premiums or Accumulated Value, or both, at any time in our discretion. Our decision to make modifications will be based on several factors including the general market conditions and the style and investment objectives of the Subaccount investments. You will be notified at least 30 days prior to the date of any change. At the time you receive Notice of a change to the Subaccounts you may submit your own reallocation instructions. If you take no action, you may be subject to rebalancing in order to satisfy an investment restriction related to an optional benefit rider.♦ Fixed Account Risk. Amounts invested in the Fixed Account will be subject to the financial strength and claims-paying ability of Thrivent.♦ Fees and Charges. Deduction of Contract fees and charges, and optional benefit charges, may result in loss of principal. We reserve the right to increase the fees and charges under the Contract and optional benefits up to the maximum guaranteed fees and charges stated in your Contract or optional benefit rider.♦ Possible Adverse Tax Consequences. The tax considerations associated with the Contract vary and can be complicated. The applicable tax rules can differ, depending on the type of Contract, whether non-qualified, traditional IRA or Roth IRA. Before making contributions to your Contract or taking other action related to your Contract, you should consult with a tax professional to determine the tax implications of an investment in, and payments received under, the Contract.♦ Risks Affecting our Administration of Your Contract. We and our service providers and business partners are subject to certain risks, including those resulting from system failures, cybersecurity events, pandemics, and other disasters. Such events can adversely impact us and our operations. These risks are common to all insurers and financial service providers.♦ Optional benefits. You may need to take early partial surrenders, which have the potential to substantially reduce the benefits from optional riders.♦ Alternatives to the Contract. Other contracts or investments may provide more favorable returns or benefits, as well as lower costs, than the Contract.♦ Potentially Harmful Trading Activity. The Contract is not designed for frequent trading by anyone. Frequent trading may disrupt the underlying Portfolios and could negatively impact performance, by interfering with efficient management and reducing long-term returns, and increasing administrative costs. To protect Owners and the underlying Portfolios, we have policies and procedures to deter frequent trading between and among the Portfolios. We cannot guarantee that these policies and procedures will be effective in detecting and preventing all trading activity that could potentially disadvantage or hurt the rights or interests of other Owners.♦ Investment Advisor Fees. If you elect to have the investment advisor fees deducted from Contract value, this deduction will reduce the death benefit and optional death benefit (if elected) and may be subject to federal and state income taxes and a 10% federal penalty tax.♦ Cybersecurity Risk. We and our service providers may be susceptible to operational, cybersecurity, and related risks. In general, cybersecurity events can result from deliberate or unintentional events. Cybersecurity events include, but are not limited to, acts or attempts to gain unauthorized access to information and/or information systems, or to otherwise disrupt operations. Cybersecurity events affecting us, a Subaccount, or our service providers have the ability to disrupt and impact your Contract and our operations, including but not limited to, financial losses, ability to calculate Contract values and benefits, corrupting data or preventing parties from sharing information necessary for our operations, preventing and/or slowing transactions, potentially subjecting us to regulatory fines and penalties, and creating additional compliance costs. Similar types of cybersecurity risks are also present for issuers or securities in which the Subaccounts may invest, which could result in material adverse consequences for such issuers and may cause the Subaccounts’ investments in such companies to lose value. While we and our service providers have established reasonable controls to mitigate the risk of a cybersecurity event, there are inherent limitations in such controls, plans and systems. Additionally, while we do have control frameworks and we do perform due diligence on our service providers, we cannot fully control the cybersecurity plans and systems put in place by our service providers or any other third parties whose operations may affect the Subaccounts or your Contract. Although we attempt to minimize such failures through controls and oversight, it is not possible to identify all operation risks that may affect the Subaccounts or your Contract, or to develop processes and controls that completely eliminate or mitigate the occurrence of such failures or other disruptions in service. The value of an investment in a Subaccount may be adversely affected by the occurrence of the operational errors, failures, technological issues, or other similar events, and you may bear costs tied to these risks.
Item 10. Benefits Available [Line Items]
Benefits Available (N-4) [Text Block]	Benefits Available Under the Contract The following tables summarize information about the benefits under the Contract. Death Benefits
Name of Benefit	Purpose	Is Benefit Standard or Optional	Maximum Fee	Current Fee	Brief Description of Restrictions and Limitations
Standard Death Benefit
A Standard Death
Benefit is payable
if an Annuitant
dies before the
Annuity Date. It is
equal to the
greater of the
Accumulated
Value or the
premiums
adjusted for
withdrawals.
Withdrawals
decrease the
Standard Death
Benefit by the
same proportion
as the
Accumulated
Value was
decreased by the
amount taken.
		Standard	No additional charge	No additional charge	♦ Withdrawals, including investment advisor fees (if elected), reduce the benefit by the same proportion as they reduce the Accumulated Value.
Maximum Anniversary Death Benefit (MADB) Rider
The MADB Rider
provides for a
death benefit
calculation that
takes into
account the
highest
Accumulated
Value on any
Contract
Anniversary up to
Contract Age 85,
adjusted for any
premiums or
withdrawals
made after the
anniversary.
		Optional	0.40%[1] (as a percentage of MADB)	0.20%[1] (as a percentage of MADB)
♦  Only available at
issue if no more
than Issue Age
nearest 75.
♦  Benefit terminates
upon annuitization.
♦  Withdrawals,
including
investment advisor
fees (if elected),
reduce the benefit
by the same
proportion as they
reduce the
Accumulated
Value.

[1]See Charges-MADB Rider Charge in the statutory prospectus for more information. Other Benefits
Name of Benefit	Purpose	Is Benefit Standard or Optional	Maximum Fee	Current Fee	Brief Description of Restrictions and Limitations
Annuity Income Payments	Allows the Owner to elect an annuity payout option specified in the Contract.	Standard	None	None	♦ Depending on the option(s) selected, you may not be able to request surrenders.
Automatic Asset Rebalancing	Asset Rebalancing allows you to elect a specific asset allocation to maintain over time.	Standard	None	None	♦ You may not include the Fixed Account.
Dollar Cost Averaging	Dollar Cost Averaging allows you to have automatic periodic transfers to one or more Subaccounts other than the Fixed Account.	Standard	None	None	♦ You may not Dollar Cost Average into the Fixed Account.
Systematic Partial Surrenders	Allows for ongoing withdrawals from your investment options during the Accumulation Phase.	Standard	None	None	♦ Surrender Charges may apply to amounts in excess of the free amount. Taxes or penalties may apply.
10% Free Surrender	10% of the Accumulated Value existing at the time the first surrender is made in a Contract Year.	Standard	None	None	♦ 10% free amount is not cumulative.
Confinement of the Annuitant or the Annuitant’s Spouse in a Hospital, Nursing Home, or Hospice	Surrender Charges are waived during or within 90 days after the end of confinement of the Annuitant or the Annuitant’s Spouse.	Standard	None	None	♦ Confinement must begin after the Contract has been issued and must continue at least 30 days.
Terminal Illness of the Annuitant or Annuitant’s Spouse	Surrender Charges are waived if the Annuitant or the Annuitant’s Spouse has a life expectancy of 12 months or less.	Standard	None	None	♦ Certification from a licensed physician acting within the scope of his or her license will be required.

Item 17. Investment Options [Line Items]
Investment Options (N-4) [Text Block]	Appendix: Investment Options Available Under the Contract(a) Variable Options Available Under the ContractThe following is a list of Portfolios that correspond to the Subaccounts available under the Contract. More information about the Portfolios is available in the prospectuses for the Portfolios, which may be amended from time to time and can be found online at dfinview.com/Thrivent/AdvisorFlex. You can also request this information in paper at no cost by calling (800) 847-4836 or by sending an email request to mail@thrivent.com. The current expenses and performance information below reflects fees and expenses of the Portfolios but does not reflect the other fees and expenses (including fund facilitation fees) that your Contract may charge. Expenses would be higher and performance would be lower if these charges were included. The current fund facilitation fee and current expenses plus the fund facilitation fee are shown in separate columns. Each Portfolio’s past performance is not necessarily an indication of future performance.
Variable Option [Line Items]
Prospectuses Available [Text Block]
Transaction Expenses
Sales Load Imposed on Purchases (as a percentage of purchase payments)	0%
Surrender Charge (as a percentage of amount surrendered)[1]	2%
Transfer Charge[2]	$25
The following is a list of Portfolios that correspond to the Subaccounts available under the Contract. More information about the Portfolios is available in the prospectuses for the Portfolios, which may be amended from time to time and can be found online at dfinview.com/Thrivent/AdvisorFlex. You can also request this information in paper at no cost by calling (800) 847-4836 or by sending an email request to mail@thrivent.com. The current expenses and performance information below reflects fees and expenses of the Portfolios but does not reflect the other fees and expenses (including fund facilitation fees) that your Contract may charge. Expenses would be higher and performance would be lower if these charges were included. The current fund facilitation fee and current expenses plus the fund facilitation fee are shown in separate columns. Each Portfolio’s past performance is not necessarily an indication of future performance.
Portfolio Companies [Table Text Block]
INVESTMENT TYPE	PORTFOLIO COMPANY; ADVISER (SUBADVISER)	CURRENT EXPENSES	CURRENT FUND FACILITATION FEE[1]	CURRENT EXPENSES PLUS FUND FACILITATION FEE	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/25)
					1 YEAR	5 YEAR	10 YEAR
Global Large-Stock Growth	American Funds IS® Global Growth Portfolio - Class 1; Capital Research and Management Company	0.40%[2]	0.35%	0.75%	21.98%	8.51%	12.46%
Large Blend	American Funds IS® Growth-Income Portfolio - Class 1; Capital Research and Management Company	0.28%	0.35%	0.63%	18.37%	14.19%	14.20%
Foreign Large Growth	American Funds IS® International Portfolio - Class 1; Capital Research and Management Company	0.47%[2]	0.35%	0.82%	27.04%	3.66%	7.26%
Intermediate Core-Plus Bond	BlackRock Total Return V.I. Portfolio - Class I; BlackRock Advisors, LLC	0.43%[2]	0.35%	0.78%	8.00%	-0.37%	2.18%
Foreign Small/Mid Blend	Dimensonal VA International Small Portfolio[5] - Institutional Class; Dimensional Fund Advisors LP	0.39%	0.35%	0.74%	36.99%	8.89%	8.68%
Small Value	Dimensional VA U.S. Targeted Value Portfolio[6] - Institutional Class; Dimensional Fund Advisors LP	0.29%	0.35%	0.64%	8.95%	13.60%	11.00%
Diversified Emerging Mkts	Fidelity® VIP Emerging Markets Portfolio - Initial Class; Fidelity Management and Research Company LLC	0.87%	0.20%	1.07%	41.20%	5.88%	10.93%
Foreign Large Growth	Fidelity® VIP International Capital Appreciation Portfolio - Initial Class; Fidelity Management and Research Company LLC	0.78%	0.20%	0.98%	18.69%	6.26%	9.81%
Mid-Cap Value	Fidelity® VIP Value Portfolio - Initial Class; Fidelity Management and Research Company LLC	0.60%	0.20%	0.80%	11.23%	13.10%	11.24%
Mid-Cap Growth	Janus Henderson Enterprise Portfolio - Institutional Class; Janus Henderson Investors, US LLC	0.72%	0.20%	0.92%	7.67%	7.62%	12.79%
INVESTMENT TYPE	PORTFOLIO COMPANY; ADVISER (SUBADVISER)	CURRENT EXPENSES	CURRENT FUND FACILITATION FEE[1]	CURRENT EXPENSES PLUS FUND FACILITATION FEE	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/25)
					1 YEAR	5 YEAR	10 YEAR
Intermediate Core Bond	John Hancock Core Bond Trust Portfolio - Series NAV; John Hancock Variable Trust Advisers LLC (Allspring Global Investments, LLC)	0.62%[2]	0.10%	0.72%	7.03%	-0.52%	1.96%
Foreign Large Blend	John Hancock International Equity Index Trust Portfolio - Series NAV; John Hancock Variable Trust Advisers LLC (SSGA Funds Management, Inc.)	0.34%[2]	0.10%	0.44%	32.57%	7.68%	8.33%
Multisector Bond	John Hancock Strategic Income Opportunities Trust Portfolio - Series NAV; John Hancock Variable Trust Advisers LLC (Manulife Investment Management (US) LLC	0.74%[2]	0.10%	0.84%	7.51%	1.61%	3.26%
Large Blend	MFS® VIT II Blended Research Core Equity Portfolio - Initial Class	0.30%[2]	0.10%	0.40%	16.10%	15.30%	13.88%
Corporate Bond	MFS® VIT II Corporate Bond Portfolio - Initial Class	0.63%[2]	0.10%	0.73%	7.56%	-0.06%	3.32%
Foreign Large Blend	MFS® VIT II International Intrinsic Equity Portfolio[7] - Initial Class	0.89%[2]	0.10%	0.99%	33.26%	7.28%	9.95%
Technology	MFS® VIT II Technology Portfolio - Initial Class	0.82%[2]	0.10%	0.92%	16.57%	12.45%	18.64%
Global Real Estate	MFS® VIT III Global Real Estate Portfolio - Initial Class	0.90%[2]	0.10%	1.00%	3.53%	1.32%	5.01%
Mid-Cap Value	MFS® VIT III Mid Cap Value Portfolio - Initial Class	0.79%[2]	0.10%	0.89%	5.98%	10.18%	9.95%
Large Value	MFS® VIT Value Series Portfolio - Initial Class	0.69%[2]	0.10%	0.79%	13.01%	9.95%	10.05%
Global Bond	PIMCO VIT Global Bond Opportunities (Unhedged) - Institutional Class	1.00%	0.35%	1.35%	13.04%	0.32%	2.62%
Emerging Markets Bond	PIMCO VIT Emerging Markets Bond Portfolio - Institutional Class	1.02%	0.35%	1.37%	15.15%	2.60%	5.22%
Long Government	PIMCO VIT Long-Term US Government Portfolio - Institutional Class	2.325%	0.35%	2.675%	6.31%	-6.68%	0.16%
Inflation- Protected Bond	PIMCO VIT Real Return Portfolio - Institutional Class	1.24%	0.35%	1.59%	8.01%	1.36%	3.37%
Foreign Large Blend	Principal Diversified International Portfolio - Class 1; Principal Global Investors, LLC	0.86%	0.35%	1.21%	32.36%	7.40%	8.08%
Intermediate Government	Principal Government & High Quality Bond Portfolio - Class 1; Principal Global Investors, LLC	0.50%	0.35%	0.85%	7.91%	-0.23%	1.26%
Small Blend	Principal SmallCap Portfolio - Class 1; Principal Global Investors, LLC	0.84%	0.35%	1.19%	15.10%	6.29%	9.57%
Global Bond	Templeton Global Bond VIP Portfolio - Class 1; Franklin Advisers, Inc.	0.50%[2]	0.20%	0.70%	16.09%	-0.69%	0.11%
INVESTMENT TYPE	PORTFOLIO COMPANY; ADVISER (SUBADVISER)	CURRENT EXPENSES	CURRENT FUND FACILITATION FEE[1]	CURRENT EXPENSES PLUS FUND FACILITATION FEE	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/25)
					1 YEAR	5 YEAR	10 YEAR
Large Blend	Thrivent All Cap Portfolio	0.66%	N/A	0.66%	18.05%	11.90%	12.43%
Conservative Allocation	Thrivent Conservative Allocation Portfolio	0.50%	N/A	0.50%	10.17%	4.03%	5.42%
Moderately Conservative Allocation	Thrivent Dynamic Allocation Portfolio	0.68%	N/A	0.68%	12.62%	5.92%	6.84%
Diversified Emerging Mkts	Thrivent Emerging Markets Equity Portfolio	1.15%[2]	N/A	1.15%	32.20%	2.10%	7.47%
Large Blend	Thrivent ESG Index Portfolio	0.36%[2]	N/A	0.36%	17.78%	13.56%	N/A4
Global Large-Stock Blend	Thrivent Global Stock Portfolio	0.60%	N/A	0.60%	20.82%	10.69%	10.67%
Health	Thrivent Healthcare Portfolio	0.92%	N/A	0.92%	13.07%	4.62%	7.37%
High Yield Bond	Thrivent High Yield Portfolio	0.45%	N/A	0.45%	8.78%	4.06%	5.32%
Corporate Bond	Thrivent Income Portfolio	0.44%	N/A	0.44%	7.93%	0.38%	3.60%
Foreign Large Blend	Thrivent International Equity Portfolio	0.72%	N/A	0.72%	30.87%	8.54%	7.41%
Foreign Large Blend	Thrivent International Index Portfolio	0.37%	N/A	0.37%	31.15%	8.61%	N/A4
Large Growth	Thrivent Large Cap Growth Portfolio	0.43%	N/A	0.43%	16.95%	12.89%	16.35%
Large Blend	Thrivent Large Cap Index Portfolio	0.22%	N/A	0.22%	17.62%	14.17%	14.54%
Large Value	Thrivent Large Cap Value Portfolio	0.62%	N/A	0.62%	19.65%	13.96%	12.16%
Mid-Cap Growth	Thrivent Mid Cap Growth Portfolio	0.89%[2]	N/A	0.89%	2.50%	1.10%	N/A4
Mid-Cap Blend	Thrivent Mid Cap Index Portfolio	0.25%	N/A	0.25%	7.23%	8.86%	10.46%
Mid-Cap Blend	Thrivent Mid Cap Stock Portfolio	0.66%	N/A	0.66%	4.73%	6.86%	11.30%
Mid-Cap Value	Thrivent Mid Cap Value Portfolio	0.87%[2]	N/A	0.87%	10.82%	11.31%	N/A4
Money Market - Taxable	Thrivent Money Market Portfolio	0.31%	N/A	0.31%	4.06%	3.05%	1.93%
Multisector Bond	Thrivent Multisector Bond Portfolio	0.74%	N/A	0.74%	7.93%	2.43%	3.47%
Real Estate	Thrivent Real Estate Securities Portfolio	0.90%	N/A	0.90%	0.67%	3.89%	4.68%
Short-Term Bond	Thrivent Short-Term Bond Portfolio	0.45%	N/A	0.45%	6.06%	2.75%	2.89%
Small Growth	Thrivent Small Cap Growth Portfolio	0.94%[2]	N/A	0.94%	1.87%	1.37%	N/A3
Small Blend	Thrivent Small Cap Index Portfolio	0.24%	N/A	0.24%	5.80%	7.06%	9.57%
Small Blend	Thrivent Small Cap Stock Portfolio	0.70%	N/A	0.70%	2.45%	7.50%	11.93%
Large Blend	Vanguard® VIF PRIMECAP Portfolio[8]; PRIMECAP Management Company	0.34%	0.35%	0.69%	28.98%	13.97%	14.96%
INVESTMENT TYPE	PORTFOLIO COMPANY; ADVISER (SUBADVISER)	CURRENT EXPENSES	CURRENT FUND FACILITATION FEE[1]	CURRENT EXPENSES PLUS FUND FACILITATION FEE	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/25)
					1 YEAR	5 YEAR	10 YEAR
Foreign Large Growth	Vanguard® VIF International Portfolio; Baillie Gifford Overseas Ltd. and Schroeder Investment Management North America Inc.	0.32%	0.35%	0.67%	19.97%	0.62%	10.48%
Short-Term Bond	Vanguard® VIF Short-Term Investment-Grade Portfolio; The Vanguard Group, Inc.	0.14%	0.35%	0.49%	6.85%	2.23%	2.81%
Small Growth	Vanguard® VIF Small Company Growth Portfolio[9]; ArrowMark Colorado Holdings, LLC and The Vanguard Group, Inc.	0.29%	0.35%	0.64%	6.11%	3.81%	9.61%
Intermediate Core Bond	Vanguard® VIF Total Bond Market Index Portfolio; The Vanguard Group, Inc.	0.14%	0.10%	0.24%	6.94%	-0.51%	1.90%
Large Blend	Vanguard® VIF Total Stock Market Index Portfolio; The Vanguard Group, Inc.	0.13%	0.10%	0.23%	16.93%	12.98%	14.10%

Temporary Fee Reductions, Current Expenses [Text Block]	Current expenses reflect temporary fee reductions.
Fixed Option [Line Items]
Fixed Options Available Legend [Text Block]	(b) Fixed Account Investment Option Available Under the Contract
On or before the Annuity Date, you may allocate the premiums paid under the Contract and transfers from the Accumulated Value in other investment options to the Fixed Account. Any amounts allocated to the Fixed Account are invested with our General Account assets. Interest will be credited on premiums allocated to the Fixed Account and on amounts transferred to the Fixed Account from the date of allocation or transfer. The initial interest rate for each such allocation or transfer is guaranteed for 12 months, and subsequent interest rates will not change more frequently than every 12 months. Interest will be compounded daily and will never be less than the Fixed Account Guaranteed Interest Rate shown in your Contract. Interest guarantees are subject to Thrivent’s claims-paying ability. For the current interest rate, please call our Service Center at 1-800-847-4836. The last-in, first-out accounting method will be used for partial surrenders, transfers, and transfer charges. The amount transferred from the Fixed Account in any Contract Year may not exceed the greater of $10,000 or 50% of the Accumulated Value in the Fixed Account, excluding any Accumulated Value in the DCA Fixed Account, at the time the first transfer is made in that Contract Year.
Name	Term	Minimum Guaranteed Interest Rate
Fixed Account	Life of the Contract	0.50%

Fixed Options Available [Table Text Block]	Fixed Account0.50
AdvisorFlex VA MDRP | American Funds IS Global Growth Portfolio - Class 1
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Global Large-Stock Growth
Portfolio Company Name [Text Block]	American Funds IS® Global Growth Portfolio - Class 1; Capital Research and Management Company
Current Expenses [Percent]	0.40%
Platform Charge [Percent]	0.35%
Current Expenses + Platform Charge [Percent]	0.75%
Average Annual Total Returns, 1 Year [Percent]	21.98%
Average Annual Total Returns, 5 Years [Percent]	8.51%
Average Annual Total Returns, 10 Years [Percent]	12.46%
AdvisorFlex VA MDRP | American Funds IS Growth-Income Portfolio - Class 1
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Large Blend
Portfolio Company Name [Text Block]	American Funds IS® Growth-Income Portfolio - Class 1; Capital Research and Management Company
Current Expenses [Percent]	0.28%
Platform Charge [Percent]	0.35%
Current Expenses + Platform Charge [Percent]	0.63%
Average Annual Total Returns, 1 Year [Percent]	18.37%
Average Annual Total Returns, 5 Years [Percent]	14.19%
Average Annual Total Returns, 10 Years [Percent]	14.20%
AdvisorFlex VA MDRP | American Funds IS International Portfolio - Class 1
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Foreign Large Growth
Portfolio Company Name [Text Block]	American Funds IS® International Portfolio - Class 1; Capital Research and Management Company
Current Expenses [Percent]	0.47%
Platform Charge [Percent]	0.35%
Current Expenses + Platform Charge [Percent]	0.82%
Average Annual Total Returns, 1 Year [Percent]	27.04%
Average Annual Total Returns, 5 Years [Percent]	3.66%
Average Annual Total Returns, 10 Years [Percent]	7.26%
AdvisorFlex VA MDRP | BlackRock Total Return V.I. Portfolio - Class I
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Intermediate Core-Plus Bond
Portfolio Company Name [Text Block]	BlackRock Total Return V.I. Portfolio - Class I; BlackRock Advisors, LLC
Current Expenses [Percent]	0.43%
Platform Charge [Percent]	0.35%
Current Expenses + Platform Charge [Percent]	0.78%
Average Annual Total Returns, 1 Year [Percent]	8.00%
Average Annual Total Returns, 5 Years [Percent]	(0.37%)
Average Annual Total Returns, 10 Years [Percent]	2.18%
AdvisorFlex VA MDRP | Dimensonal VA International Small Portfolio - Institutional Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Foreign Small/Mid Blend
Portfolio Company Name [Text Block]	Dimensonal VA International Small Portfolio[5] - Institutional Class; Dimensional Fund Advisors LP
Current Expenses [Percent]	0.39%
Platform Charge [Percent]	0.35%
Current Expenses + Platform Charge [Percent]	0.74%
Average Annual Total Returns, 1 Year [Percent]	36.99%
Average Annual Total Returns, 5 Years [Percent]	8.89%
Average Annual Total Returns, 10 Years [Percent]	8.68%
AdvisorFlex VA MDRP | Dimensional VA U.S. Targeted Value Portfolio - Institutional Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Small Value
Portfolio Company Name [Text Block]	Dimensional VA U.S. Targeted Value Portfolio[6] - Institutional Class; Dimensional Fund Advisors LP
Current Expenses [Percent]	0.29%
Platform Charge [Percent]	0.35%
Current Expenses + Platform Charge [Percent]	0.64%
Average Annual Total Returns, 1 Year [Percent]	8.95%
Average Annual Total Returns, 5 Years [Percent]	13.60%
Average Annual Total Returns, 10 Years [Percent]	11.00%
AdvisorFlex VA MDRP | Fidelity VIP Emerging Markets Portfolio - Initial Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Diversified Emerging Mkts
Portfolio Company Name [Text Block]	Fidelity® VIP Emerging Markets Portfolio - Initial Class; Fidelity Management and Research Company LLC
Current Expenses [Percent]	0.87%
Platform Charge [Percent]	0.20%
Current Expenses + Platform Charge [Percent]	1.07%
Average Annual Total Returns, 1 Year [Percent]	41.20%
Average Annual Total Returns, 5 Years [Percent]	5.88%
Average Annual Total Returns, 10 Years [Percent]	10.93%
AdvisorFlex VA MDRP | Fidelity VIP International Capital Appreciation - Initial Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Foreign Large Growth
Portfolio Company Name [Text Block]	Fidelity® VIP International Capital Appreciation Portfolio - Initial Class; Fidelity Management and Research Company LLC
Current Expenses [Percent]	0.78%
Platform Charge [Percent]	0.20%
Current Expenses + Platform Charge [Percent]	0.98%
Average Annual Total Returns, 1 Year [Percent]	18.69%
Average Annual Total Returns, 5 Years [Percent]	6.26%
Average Annual Total Returns, 10 Years [Percent]	9.81%
AdvisorFlex VA MDRP | Fidelity VIP Value Portfolio - Initial Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Mid-Cap Value
Portfolio Company Name [Text Block]	Fidelity® VIP Value Portfolio - Initial Class; Fidelity Management and Research Company LLC
Current Expenses [Percent]	0.60%
Platform Charge [Percent]	0.20%
Current Expenses + Platform Charge [Percent]	0.80%
Average Annual Total Returns, 1 Year [Percent]	11.23%
Average Annual Total Returns, 5 Years [Percent]	13.10%
Average Annual Total Returns, 10 Years [Percent]	11.24%
AdvisorFlex VA MDRP | Janus Henderson Enterprise Portfolio - Institutional Shares
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Mid-Cap Growth
Portfolio Company Name [Text Block]	Janus Henderson Enterprise Portfolio - Institutional Class; Janus Henderson Investors, US LLC
Current Expenses [Percent]	0.72%
Platform Charge [Percent]	0.20%
Current Expenses + Platform Charge [Percent]	0.92%
Average Annual Total Returns, 1 Year [Percent]	7.67%
Average Annual Total Returns, 5 Years [Percent]	7.62%
Average Annual Total Returns, 10 Years [Percent]	12.79%
AdvisorFlex VA MDRP | John Hancock Core Bond Trust Portfolio - Series NAV
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Intermediate Core Bond
Portfolio Company Name [Text Block]	John Hancock Core Bond Trust Portfolio - Series NAV; John Hancock Variable Trust Advisers LLC (Allspring Global Investments, LLC)
Current Expenses [Percent]	0.62%
Platform Charge [Percent]	0.10%
Current Expenses + Platform Charge [Percent]	0.72%
Average Annual Total Returns, 1 Year [Percent]	7.03%
Average Annual Total Returns, 5 Years [Percent]	(0.52%)
Average Annual Total Returns, 10 Years [Percent]	1.96%
AdvisorFlex VA MDRP | John Hancock International Equity Index Trust Portfolio - Series NAV
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Foreign Large Blend
Portfolio Company Name [Text Block]	John Hancock International Equity Index Trust Portfolio - Series NAV; John Hancock Variable Trust Advisers LLC (SSGA Funds Management, Inc.)
Current Expenses [Percent]	0.34%
Platform Charge [Percent]	0.10%
Current Expenses + Platform Charge [Percent]	0.44%
Average Annual Total Returns, 1 Year [Percent]	32.57%
Average Annual Total Returns, 5 Years [Percent]	7.68%
Average Annual Total Returns, 10 Years [Percent]	8.33%
AdvisorFlex VA MDRP | John Hancock Strategic Income Opportunities Trust Portfolio - Series NAV
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Multisector Bond
Portfolio Company Name [Text Block]	John Hancock Strategic Income Opportunities Trust Portfolio - Series NAV; John Hancock Variable Trust Advisers LLC (Manulife Investment Management (US) LLC
Current Expenses [Percent]	0.74%
Platform Charge [Percent]	0.10%
Current Expenses + Platform Charge [Percent]	0.84%
Average Annual Total Returns, 1 Year [Percent]	7.51%
Average Annual Total Returns, 5 Years [Percent]	1.61%
Average Annual Total Returns, 10 Years [Percent]	3.26%
AdvisorFlex VA MDRP | MFS VIT II Blended Research Core Equity Portfolio - Initial Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Large Blend
Portfolio Company Name [Text Block]	MFS® VIT II Blended Research Core Equity Portfolio - Initial Class
Current Expenses [Percent]	0.30%
Platform Charge [Percent]	0.10%
Current Expenses + Platform Charge [Percent]	0.40%
Average Annual Total Returns, 1 Year [Percent]	16.10%
Average Annual Total Returns, 5 Years [Percent]	15.30%
Average Annual Total Returns, 10 Years [Percent]	13.88%
AdvisorFlex VA MDRP | MFS VIT II Corporate Bond - Initial Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Corporate Bond
Portfolio Company Name [Text Block]	MFS® VIT II Corporate Bond Portfolio - Initial Class
Current Expenses [Percent]	0.63%
Platform Charge [Percent]	0.10%
Current Expenses + Platform Charge [Percent]	0.73%
Average Annual Total Returns, 1 Year [Percent]	7.56%
Average Annual Total Returns, 5 Years [Percent]	(0.06%)
Average Annual Total Returns, 10 Years [Percent]	3.32%
AdvisorFlex VA MDRP | MFS VIT II International Intrinsic Equity Portfolio - Initial Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Foreign Large Blend
Portfolio Company Name [Text Block]	MFS® VIT II International Intrinsic Equity Portfolio[7] - Initial Class
Current Expenses [Percent]	0.89%
Platform Charge [Percent]	0.10%
Current Expenses + Platform Charge [Percent]	0.99%
Average Annual Total Returns, 1 Year [Percent]	33.26%
Average Annual Total Returns, 5 Years [Percent]	7.28%
Average Annual Total Returns, 10 Years [Percent]	9.95%
AdvisorFlex VA MDRP | MFS VIT II Technology Portfolio - Initial Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Technology
Portfolio Company Name [Text Block]	MFS® VIT II Technology Portfolio - Initial Class
Current Expenses [Percent]	0.82%
Platform Charge [Percent]	0.10%
Current Expenses + Platform Charge [Percent]	0.92%
Average Annual Total Returns, 1 Year [Percent]	16.57%
Average Annual Total Returns, 5 Years [Percent]	12.45%
Average Annual Total Returns, 10 Years [Percent]	18.64%
AdvisorFlex VA MDRP | MFS VIT III Global Real Estate Portfolio - Initial Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Global Real Estate
Portfolio Company Name [Text Block]	MFS® VIT III Global Real Estate Portfolio - Initial Class
Current Expenses [Percent]	0.90%
Platform Charge [Percent]	0.10%
Current Expenses + Platform Charge [Percent]	1.00%
Average Annual Total Returns, 1 Year [Percent]	3.53%
Average Annual Total Returns, 5 Years [Percent]	1.32%
Average Annual Total Returns, 10 Years [Percent]	5.01%
AdvisorFlex VA MDRP | MFS VIT III Mid Cap Value Portfolio - Initial Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Mid-Cap Value
Portfolio Company Name [Text Block]	MFS® VIT III Mid Cap Value Portfolio - Initial Class
Current Expenses [Percent]	0.79%
Platform Charge [Percent]	0.10%
Current Expenses + Platform Charge [Percent]	0.89%
Average Annual Total Returns, 1 Year [Percent]	5.98%
Average Annual Total Returns, 5 Years [Percent]	10.18%
Average Annual Total Returns, 10 Years [Percent]	9.95%
AdvisorFlex VA MDRP | MFS VIT Value Series Portfolio - Initial Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Large Value
Portfolio Company Name [Text Block]	MFS® VIT Value Series Portfolio - Initial Class
Current Expenses [Percent]	0.69%
Platform Charge [Percent]	0.10%
Current Expenses + Platform Charge [Percent]	0.79%
Average Annual Total Returns, 1 Year [Percent]	13.01%
Average Annual Total Returns, 5 Years [Percent]	9.95%
Average Annual Total Returns, 10 Years [Percent]	10.05%
AdvisorFlex VA MDRP | PIMCO VIT Global Bond Opportunities (Unhedged) - Institutional Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Global Bond
Portfolio Company Name [Text Block]	PIMCO VIT Global Bond Opportunities (Unhedged) - Institutional Class
Current Expenses [Percent]	1.00%
Platform Charge [Percent]	0.35%
Current Expenses + Platform Charge [Percent]	1.35%
Average Annual Total Returns, 1 Year [Percent]	13.04%
Average Annual Total Returns, 5 Years [Percent]	0.32%
Average Annual Total Returns, 10 Years [Percent]	2.62%
AdvisorFlex VA MDRP | PIMCO VIT Emerging Markets Bond Portfolio - Institutional Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Emerging Markets Bond
Portfolio Company Name [Text Block]	PIMCO VIT Emerging Markets Bond Portfolio - Institutional Class
Current Expenses [Percent]	1.02%
Platform Charge [Percent]	0.35%
Current Expenses + Platform Charge [Percent]	1.37%
Average Annual Total Returns, 1 Year [Percent]	15.15%
Average Annual Total Returns, 5 Years [Percent]	2.60%
Average Annual Total Returns, 10 Years [Percent]	5.22%
AdvisorFlex VA MDRP | PIMCO VIT Long-Term U.S. Government Portfolio - Institutional Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Long Government
Portfolio Company Name [Text Block]	PIMCO VIT Long-Term US Government Portfolio - Institutional Class
Current Expenses [Percent]	2.325%
Platform Charge [Percent]	0.35%
Current Expenses + Platform Charge [Percent]	2.675%
Average Annual Total Returns, 1 Year [Percent]	6.31%
Average Annual Total Returns, 5 Years [Percent]	(6.68%)
Average Annual Total Returns, 10 Years [Percent]	0.16%
AdvisorFlex VA MDRP | PIMCO VIT Real Return Portfolio - Institutional Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Inflation- Protected Bond
Portfolio Company Name [Text Block]	PIMCO VIT Real Return Portfolio - Institutional Class
Current Expenses [Percent]	1.24%
Platform Charge [Percent]	0.35%
Current Expenses + Platform Charge [Percent]	1.59%
Average Annual Total Returns, 1 Year [Percent]	8.01%
Average Annual Total Returns, 5 Years [Percent]	1.36%
Average Annual Total Returns, 10 Years [Percent]	3.37%
AdvisorFlex VA MDRP | Principal Diversified International - Class 1
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Foreign Large Blend
Portfolio Company Name [Text Block]	Principal Diversified International Portfolio - Class 1; Principal Global Investors, LLC
Current Expenses [Percent]	0.86%
Platform Charge [Percent]	0.35%
Current Expenses + Platform Charge [Percent]	1.21%
Average Annual Total Returns, 1 Year [Percent]	32.36%
Average Annual Total Returns, 5 Years [Percent]	7.40%
Average Annual Total Returns, 10 Years [Percent]	8.08%
AdvisorFlex VA MDRP | Principal Government and High Quality Bond Portfolio Class - 1
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Intermediate Government
Portfolio Company Name [Text Block]	Principal Government & High Quality Bond Portfolio - Class 1; Principal Global Investors, LLC
Current Expenses [Percent]	0.50%
Platform Charge [Percent]	0.35%
Current Expenses + Platform Charge [Percent]	0.85%
Average Annual Total Returns, 1 Year [Percent]	7.91%
Average Annual Total Returns, 5 Years [Percent]	(0.23%)
Average Annual Total Returns, 10 Years [Percent]	1.26%
AdvisorFlex VA MDRP | Principal SmallCap - Class 1
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Small Blend
Portfolio Company Name [Text Block]	Principal SmallCap Portfolio - Class 1; Principal Global Investors, LLC
Current Expenses [Percent]	0.84%
Platform Charge [Percent]	0.35%
Current Expenses + Platform Charge [Percent]	1.19%
Average Annual Total Returns, 1 Year [Percent]	15.10%
Average Annual Total Returns, 5 Years [Percent]	6.29%
Average Annual Total Returns, 10 Years [Percent]	9.57%
AdvisorFlex VA MDRP | Templeton Global Bond VIP Portfolio - Class 1
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Global Bond
Portfolio Company Name [Text Block]	Templeton Global Bond VIP Portfolio - Class 1; Franklin Advisers, Inc.
Current Expenses [Percent]	0.50%
Platform Charge [Percent]	0.20%
Current Expenses + Platform Charge [Percent]	0.70%
Average Annual Total Returns, 1 Year [Percent]	16.09%
Average Annual Total Returns, 5 Years [Percent]	(0.69%)
Average Annual Total Returns, 10 Years [Percent]	0.11%
AdvisorFlex VA MDRP | Thrivent All Cap Portfolio
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Large Blend
Portfolio Company Name [Text Block]	Thrivent All Cap Portfolio
Current Expenses [Percent]	0.66%
Current Expenses + Platform Charge [Percent]	0.66%
Average Annual Total Returns, 1 Year [Percent]	18.05%
Average Annual Total Returns, 5 Years [Percent]	11.90%
Average Annual Total Returns, 10 Years [Percent]	12.43%
AdvisorFlex VA MDRP | Thrivent Conservative Allocation Portfolio
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Conservative Allocation
Portfolio Company Name [Text Block]	Thrivent Conservative Allocation Portfolio
Current Expenses [Percent]	0.50%
Current Expenses + Platform Charge [Percent]	0.50%
Average Annual Total Returns, 1 Year [Percent]	10.17%
Average Annual Total Returns, 5 Years [Percent]	4.03%
Average Annual Total Returns, 10 Years [Percent]	5.42%
AdvisorFlex VA MDRP | Thrivent Dynamic Allocation Portfolio
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Moderately Conservative Allocation
Portfolio Company Name [Text Block]	Thrivent Dynamic Allocation Portfolio
Current Expenses [Percent]	0.68%
Current Expenses + Platform Charge [Percent]	0.68%
Average Annual Total Returns, 1 Year [Percent]	12.62%
Average Annual Total Returns, 5 Years [Percent]	5.92%
Average Annual Total Returns, 10 Years [Percent]	6.84%
AdvisorFlex VA MDRP | Thrivent Emerging Markets Equity Portfolio
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Diversified Emerging Mkts
Portfolio Company Name [Text Block]	Thrivent Emerging Markets Equity Portfolio
Current Expenses [Percent]	1.15%
Current Expenses + Platform Charge [Percent]	1.15%
Average Annual Total Returns, 1 Year [Percent]	32.20%
Average Annual Total Returns, 5 Years [Percent]	2.10%
Average Annual Total Returns, 10 Years [Percent]	7.47%
AdvisorFlex VA MDRP | Thrivent ESG Index Portfolio
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Large Blend
Portfolio Company Name [Text Block]	Thrivent ESG Index Portfolio
Current Expenses [Percent]	0.36%
Current Expenses + Platform Charge [Percent]	0.36%
Average Annual Total Returns, 1 Year [Percent]	17.78%
Average Annual Total Returns, 5 Years [Percent]	13.56%
AdvisorFlex VA MDRP | Thrivent Global Stock Portfolio
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Global Large-Stock Blend
Portfolio Company Name [Text Block]	Thrivent Global Stock Portfolio
Current Expenses [Percent]	0.60%
Current Expenses + Platform Charge [Percent]	0.60%
Average Annual Total Returns, 1 Year [Percent]	20.82%
Average Annual Total Returns, 5 Years [Percent]	10.69%
Average Annual Total Returns, 10 Years [Percent]	10.67%
AdvisorFlex VA MDRP | Thrivent Healthcare Portfolio
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Health
Portfolio Company Name [Text Block]	Thrivent Healthcare Portfolio
Current Expenses [Percent]	0.92%
Current Expenses + Platform Charge [Percent]	0.92%
Average Annual Total Returns, 1 Year [Percent]	13.07%
Average Annual Total Returns, 5 Years [Percent]	4.62%
Average Annual Total Returns, 10 Years [Percent]	7.37%
AdvisorFlex VA MDRP | Thrivent High Yield Portfolio
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	High Yield Bond
Portfolio Company Name [Text Block]	Thrivent High Yield Portfolio
Current Expenses [Percent]	0.45%
Current Expenses + Platform Charge [Percent]	0.45%
Average Annual Total Returns, 1 Year [Percent]	8.78%
Average Annual Total Returns, 5 Years [Percent]	4.06%
Average Annual Total Returns, 10 Years [Percent]	5.32%
AdvisorFlex VA MDRP | Thrivent Income Portfolio
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Corporate Bond
Portfolio Company Name [Text Block]	Thrivent Income Portfolio
Current Expenses [Percent]	0.44%
Current Expenses + Platform Charge [Percent]	0.44%
Average Annual Total Returns, 1 Year [Percent]	7.93%
Average Annual Total Returns, 5 Years [Percent]	0.38%
Average Annual Total Returns, 10 Years [Percent]	3.60%
AdvisorFlex VA MDRP | Thrivent International Equity Portfolio
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Foreign Large Blend
Portfolio Company Name [Text Block]	Thrivent International Equity Portfolio
Current Expenses [Percent]	0.72%
Current Expenses + Platform Charge [Percent]	0.72%
Average Annual Total Returns, 1 Year [Percent]	30.87%
Average Annual Total Returns, 5 Years [Percent]	8.54%
Average Annual Total Returns, 10 Years [Percent]	7.41%
AdvisorFlex VA MDRP | Thrivent International Index Portfolio
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Foreign Large Blend
Portfolio Company Name [Text Block]	Thrivent International Index Portfolio
Current Expenses [Percent]	0.37%
Current Expenses + Platform Charge [Percent]	0.37%
Average Annual Total Returns, 1 Year [Percent]	31.15%
Average Annual Total Returns, 5 Years [Percent]	8.61%
AdvisorFlex VA MDRP | Thrivent Large Cap Growth Portfolio
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Large Growth
Portfolio Company Name [Text Block]	Thrivent Large Cap Growth Portfolio
Current Expenses [Percent]	0.43%
Current Expenses + Platform Charge [Percent]	0.43%
Average Annual Total Returns, 1 Year [Percent]	16.95%
Average Annual Total Returns, 5 Years [Percent]	12.89%
Average Annual Total Returns, 10 Years [Percent]	16.35%
AdvisorFlex VA MDRP | Thrivent Large Cap Index Portfolio
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Large Blend
Portfolio Company Name [Text Block]	Thrivent Large Cap Index Portfolio
Current Expenses [Percent]	0.22%
Current Expenses + Platform Charge [Percent]	0.22%
Average Annual Total Returns, 1 Year [Percent]	17.62%
Average Annual Total Returns, 5 Years [Percent]	14.17%
Average Annual Total Returns, 10 Years [Percent]	14.54%
AdvisorFlex VA MDRP | Thrivent Large Cap Value Portfolio
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Large Value
Portfolio Company Name [Text Block]	Thrivent Large Cap Value Portfolio
Current Expenses [Percent]	0.62%
Current Expenses + Platform Charge [Percent]	0.62%
Average Annual Total Returns, 1 Year [Percent]	19.65%
Average Annual Total Returns, 5 Years [Percent]	13.96%
Average Annual Total Returns, 10 Years [Percent]	12.16%
AdvisorFlex VA MDRP | Thrivent Mid Cap Growth Portfolio
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Mid-Cap Growth
Portfolio Company Name [Text Block]	Thrivent Mid Cap Growth Portfolio
Current Expenses [Percent]	0.89%
Current Expenses + Platform Charge [Percent]	0.89%
Average Annual Total Returns, 1 Year [Percent]	2.50%
Average Annual Total Returns, 5 Years [Percent]	1.10%
AdvisorFlex VA MDRP | Thrivent Mid Cap Index Portfolio
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Mid-Cap Blend
Portfolio Company Name [Text Block]	Thrivent Mid Cap Index Portfolio
Current Expenses [Percent]	0.25%
Current Expenses + Platform Charge [Percent]	0.25%
Average Annual Total Returns, 1 Year [Percent]	7.23%
Average Annual Total Returns, 5 Years [Percent]	8.86%
Average Annual Total Returns, 10 Years [Percent]	10.46%
AdvisorFlex VA MDRP | Thrivent Mid Cap Stock Portfolio
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Mid-Cap Blend
Portfolio Company Name [Text Block]	Thrivent Mid Cap Stock Portfolio
Current Expenses [Percent]	0.66%
Current Expenses + Platform Charge [Percent]	0.66%
Average Annual Total Returns, 1 Year [Percent]	4.73%
Average Annual Total Returns, 5 Years [Percent]	6.86%
Average Annual Total Returns, 10 Years [Percent]	11.30%
AdvisorFlex VA MDRP | Thrivent Mid Cap Value Portfolio
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Mid-Cap Value
Portfolio Company Name [Text Block]	Thrivent Mid Cap Value Portfolio
Current Expenses [Percent]	0.87%
Current Expenses + Platform Charge [Percent]	0.87%
Average Annual Total Returns, 1 Year [Percent]	10.82%
Average Annual Total Returns, 5 Years [Percent]	11.31%
AdvisorFlex VA MDRP | Thrivent Money Market Portfolio
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Money Market - Taxable
Portfolio Company Name [Text Block]	Thrivent Money Market Portfolio
Current Expenses [Percent]	0.31%
Current Expenses + Platform Charge [Percent]	0.31%
Average Annual Total Returns, 1 Year [Percent]	4.06%
Average Annual Total Returns, 5 Years [Percent]	3.05%
Average Annual Total Returns, 10 Years [Percent]	1.93%
AdvisorFlex VA MDRP | Thrivent Multisector Bond Portfolio
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Multisector Bond
Portfolio Company Name [Text Block]	Thrivent Multisector Bond Portfolio
Current Expenses [Percent]	0.74%
Current Expenses + Platform Charge [Percent]	0.74%
Average Annual Total Returns, 1 Year [Percent]	7.93%
Average Annual Total Returns, 5 Years [Percent]	2.43%
Average Annual Total Returns, 10 Years [Percent]	3.47%
AdvisorFlex VA MDRP | Thrivent Real Estate Securities Portfolio
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Real Estate
Portfolio Company Name [Text Block]	Thrivent Real Estate Securities Portfolio
Current Expenses [Percent]	0.90%
Current Expenses + Platform Charge [Percent]	0.90%
Average Annual Total Returns, 1 Year [Percent]	0.67%
Average Annual Total Returns, 5 Years [Percent]	3.89%
Average Annual Total Returns, 10 Years [Percent]	4.68%
AdvisorFlex VA MDRP | Thrivent Short-Term Bond Portfolio
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Short-Term Bond
Portfolio Company Name [Text Block]	Thrivent Short-Term Bond Portfolio
Current Expenses [Percent]	0.45%
Current Expenses + Platform Charge [Percent]	0.45%
Average Annual Total Returns, 1 Year [Percent]	6.06%
Average Annual Total Returns, 5 Years [Percent]	2.75%
Average Annual Total Returns, 10 Years [Percent]	2.89%
AdvisorFlex VA MDRP | Thrivent Small Cap Growth Portfolio
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Small Growth
Portfolio Company Name [Text Block]	Thrivent Small Cap Growth Portfolio
Current Expenses [Percent]	0.94%
Current Expenses + Platform Charge [Percent]	0.94%
Average Annual Total Returns, 1 Year [Percent]	1.87%
Average Annual Total Returns, 5 Years [Percent]	1.37%
AdvisorFlex VA MDRP | Thrivent Small Cap Index Portfolio
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Small Blend
Portfolio Company Name [Text Block]	Thrivent Small Cap Index Portfolio
Current Expenses [Percent]	0.24%
Current Expenses + Platform Charge [Percent]	0.24%
Average Annual Total Returns, 1 Year [Percent]	5.80%
Average Annual Total Returns, 5 Years [Percent]	7.06%
Average Annual Total Returns, 10 Years [Percent]	9.57%
AdvisorFlex VA MDRP | Thrivent Small Cap Stock Portfolio
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Small Blend
Portfolio Company Name [Text Block]	Thrivent Small Cap Stock Portfolio
Current Expenses [Percent]	0.70%
Current Expenses + Platform Charge [Percent]	0.70%
Average Annual Total Returns, 1 Year [Percent]	2.45%
Average Annual Total Returns, 5 Years [Percent]	7.50%
Average Annual Total Returns, 10 Years [Percent]	11.93%
AdvisorFlex VA MDRP | Vanguard VIF PRIMECAP Portfolio
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Large Blend
Portfolio Company Name [Text Block]	Vanguard® VIF PRIMECAP Portfolio[8]; PRIMECAP Management Company
Current Expenses [Percent]	0.34%
Platform Charge [Percent]	0.35%
Current Expenses + Platform Charge [Percent]	0.69%
Average Annual Total Returns, 1 Year [Percent]	28.98%
Average Annual Total Returns, 5 Years [Percent]	13.97%
Average Annual Total Returns, 10 Years [Percent]	14.96%
AdvisorFlex VA MDRP | Vanguard VIF International Portfolio
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Foreign Large Growth
Portfolio Company Name [Text Block]	Vanguard® VIF International Portfolio; Baillie Gifford Overseas Ltd. and Schroeder Investment Management North America Inc.
Current Expenses [Percent]	0.32%
Platform Charge [Percent]	0.35%
Current Expenses + Platform Charge [Percent]	0.67%
Average Annual Total Returns, 1 Year [Percent]	19.97%
Average Annual Total Returns, 5 Years [Percent]	0.62%
Average Annual Total Returns, 10 Years [Percent]	10.48%
AdvisorFlex VA MDRP | Vanguard VIF Short-Term Investment-Grade Portfolio
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Short-Term Bond
Portfolio Company Name [Text Block]	Vanguard® VIF Short-Term Investment-Grade Portfolio; The Vanguard Group, Inc.
Current Expenses [Percent]	0.14%
Platform Charge [Percent]	0.35%
Current Expenses + Platform Charge [Percent]	0.49%
Average Annual Total Returns, 1 Year [Percent]	6.85%
Average Annual Total Returns, 5 Years [Percent]	2.23%
Average Annual Total Returns, 10 Years [Percent]	2.81%
AdvisorFlex VA MDRP | Vanguard VIF Small Company Growth Portfolio
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Small Growth
Portfolio Company Name [Text Block]	Vanguard® VIF Small Company Growth Portfolio[9]; ArrowMark Colorado Holdings, LLC and The Vanguard Group, Inc.
Current Expenses [Percent]	0.29%
Platform Charge [Percent]	0.35%
Current Expenses + Platform Charge [Percent]	0.64%
Average Annual Total Returns, 1 Year [Percent]	6.11%
Average Annual Total Returns, 5 Years [Percent]	3.81%
Average Annual Total Returns, 10 Years [Percent]	9.61%
AdvisorFlex VA MDRP | Vanguard VIF Total Bond Market Index Portfolio
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Intermediate Core Bond
Portfolio Company Name [Text Block]	Vanguard® VIF Total Bond Market Index Portfolio; The Vanguard Group, Inc.
Current Expenses [Percent]	0.14%
Platform Charge [Percent]	0.10%
Current Expenses + Platform Charge [Percent]	0.24%
Average Annual Total Returns, 1 Year [Percent]	6.94%
Average Annual Total Returns, 5 Years [Percent]	(0.51%)
Average Annual Total Returns, 10 Years [Percent]	1.90%
AdvisorFlex VA MDRP | Vanguard VIF Total Stock Market Index Portfolio
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Large Blend
Portfolio Company Name [Text Block]	Vanguard® VIF Total Stock Market Index Portfolio; The Vanguard Group, Inc.
Current Expenses [Percent]	0.13%
Platform Charge [Percent]	0.10%
Current Expenses + Platform Charge [Percent]	0.23%
Average Annual Total Returns, 1 Year [Percent]	16.93%
Average Annual Total Returns, 5 Years [Percent]	12.98%
Average Annual Total Returns, 10 Years [Percent]	14.10%
AdvisorFlex VA MDRP | Standard Death Benefit [Member]
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	StandardDeath Benefit
Purpose of Benefit [Text Block]	A Standard Death Benefit is payable if an Annuitant dies before the Annuity Date. It is equal to the greater of the Accumulated Value or the premiums adjusted for withdrawals. Withdrawals decrease the Standard Death Benefit by the same proportion as the Accumulated Value was decreased by the amount taken.
Standard Benefit [Flag]	true
Standard Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Standard Benefit Expense (of Other Amount), Current [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	♦ Withdrawals, including investment advisor fees (if elected), reduce the benefit by the same proportion as they reduce the Accumulated Value.
Name of Benefit [Text Block]	StandardDeath Benefit
Operation of Benefit [Text Block]	Death Benefit Before the Annuity Date Your Contract provides for a death benefit if the Annuitant’s death, or the death of the first Annuitant if this Contract has two Annuitants, occurs before the Annuity Date and the Accumulated Value is greater than zero. After the Annuity Date, amounts payable, if any, depend upon the terms of the settlement option. The amount of the death benefit is the sum of (1) and (2) where: (1)Is the greatest of: (a)The Accumulated Value; (b)The Standard Death Benefit; and (c)The Death Proceeds under the Maximum Anniversary Death Benefit (MADB) Rider, if applicable; (2) Is the sum of any MADB Charges deducted prior to the death of the Annuitant, if that death occurs before the first Contract Anniversary. Otherwise, zero. We calculate the death benefit at the end of the Valuation Period during which we receive at our Service Center due proof of the death of an Annuitant. Any amount of the death benefit in excess of the Accumulated Value will be allocated to the Subaccounts and/or the Fixed Account according to the ratio of the Accumulated Value in each to the Accumulated Value of the Contract. Once calculated, the death benefit may continue to be subject to the investment experience of the Subaccounts. When based on the investment experience of the Subaccounts, the actual Death Proceeds may increase or decrease daily and are not guaranteed for a minimum dollar amount. Only when a beneficiary provides a claim form and all claim requirements are in good order will that beneficiary’s share of the Death Proceeds be removed from the market so that claim payment can be made. In the case of multiple beneficiaries, we must receive a completed form from each beneficiary. We process each claim independently. Surrender Charges do not apply to Death Proceeds.
Fees and Costs of Benefit [Text Block]	Standard Death Benefit A Standard Death Benefit is payable if the Annuitant dies before the Annuity Date. The Standard Death Benefit is equal to the adjusted sum of premiums as follows: (1) As of the day a premium is received by us, the sum is increased by the amount of that premium. (2) As of the day a partial surrender is taken, the sum is decreased by the same proportion as the Accumulated Value was decreased by the amount taken. If this Contract has been continued by a Spouse on any date after the Exchange Date, the adjusted sum of premiums will be determined using only premiums paid and partial surrenders taken on or after the Exchange Date. The Accumulated Value on the Exchange Date will be deemed a premium paid on that date for purposes of this provision.Death of Annuitant After an Annuity Date If an Annuitant dies while we are paying annuity income under a Settlement Option, any amounts payable will depend on the terms of that Settlement Option. See Annuity Period—Settlement Options.
Calculation Method of Benefit [Text Block]	Example of Calculation of Death Benefit: Carlos died on June 20. Since the Contract’s issue date, Carlos contributed a total of $300,000 of premium payments to his Contract and made no withdrawals. On June 25, we received proof of death. The current Accumulated Value of Carlos’s Contract on that day was $275,000. The Standard Death Benefit provides for an infusion to the Contract if the total premium payments adjusted for surrenders exceed the Accumulated Value when we receive proof of death. We determined Carlos’s Standard Death Benefit by comparing the following:
Comparison Values
Total premiums paid	$300,000
Accumulated Value	$275,000
Standard Death Benefit	$300,000
Since the highest value is $300,000, an amount is infused into the Contract to bring the value of the Contract up to $300,000 ($25,000 + $275,000 = $300,000). This amount equals the death benefit. Once the death benefit is calculated, the Death Proceeds payable fluctuate daily and are not guaranteed as to minimum dollar amount. No proceeds are distributed until we receive all claim requirements in good order.Example of Paying Death Proceeds to Beneficiaries: On June 25, we received proof of death; we determined that the death benefit was $300,000 as of that date (30,000 accumulation units x $10 each). Carlos’s two children are the beneficiaries and are entitled to  1∕2 each (as a result, each one is entitled to 15,000 accumulation units). Beneficiaries submit their claim forms on different dates. As a result they receive the following:
Date	Beneficiary	Accumulation Unit Value	Death Proceeds Received
July 10	Ramona	$11	15,000 x $11= $165,000
July 20	Sofia	$9	15,000 x $9= $135,000
Beneficiaries who are natural persons may elect to receive the Death Proceeds in a lump sum or according to one of the settlement plans described in the Contract. See Annuity Period - Settlement Options.
AdvisorFlex VA MDRP | Maximum Anniversary Death Benefit
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.40%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.20%
Optional Benefit Expense, Footnotes [Text Block]	See Charges-Maximum Anniversary Death Benefit (MADB) Rider Charge.
Surrender Expense, 1 Year, Maximum [Dollars]	$ 5,331
Surrender Expense, 3 Years, Maximum [Dollars]	11,815
Surrender Expense, 5 Years, Maximum [Dollars]	18,456
Surrender Expense, 10 Years, Maximum [Dollars]	38,375
Annuitized Expense, 1 Year, Maximum [Dollars]	5,331
Annuitized Expense, 3 Years, Maximum [Dollars]	11,815
Annuitized Expense, 5 Years, Maximum [Dollars]	18,456
Annuitized Expense, 10 Years, Maximum [Dollars]	38,375
No Surrender Expense, 1 Year, Maximum [Dollars]	3,504
No Surrender Expense, 3 Years, Maximum [Dollars]	10,874
No Surrender Expense, 5 Years, Maximum [Dollars]	18,456
No Surrender Expense, 10 Years, Maximum [Dollars]	$ 38,375
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Maximum AnniversaryDeath Benefit (MADB) Rider
Purpose of Benefit [Text Block]	The MADB Rider provides for a death benefit calculation that takes into account the highest Accumulated Value on any Contract Anniversary up to Contract Age 85, adjusted for any premiums or withdrawals made after the anniversary.
Optional Benefit [Flag]	true
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.40%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.20%
Optional Benefit Expense, Footnotes [Text Block]	See Charges-Maximum Anniversary Death Benefit (MADB) Rider Charge.
Brief Restrictions / Limitations [Text Block]	♦ Only available at issue if no morethan Issue Age nearest 75.♦ Benefit terminates upon annuitization.♦ Withdrawals, including investment advisor fees (if elected), reduce the benefit by the same proportion as they reduce the Accumulated Value.
Name of Benefit [Text Block]	Maximum AnniversaryDeath Benefit (MADB) Rider
Operation of Benefit [Text Block]	Maximum Anniversary Death Benefit Rider If you purchase this rider, on any day before the first Contract Anniversary, the MADB is equal to the Standard Death Benefit. On any day during the period beginning on the first Contract Anniversary and ending on the Contract Anniversary nearest the Annuitant’s 85th birthday (or, if there are two Annuitants, the Contract Anniversary nearest the older Annuitant’s 85th birthday), the MADB is the greatest of the anniversary death benefits determined as of that day for each Contract Anniversary. The anniversary death benefit for a Contract Anniversary is the Accumulated Value on that anniversary adjusted as follows for any premiums paid and any partial surrenders taken after that anniversary: (1) As of the day a premium is received by us, the benefit is increased by the amount of that premium. (2) As of the day that a partial surrender is taken, the benefit is decreased by the same proportion as the Accumulated Value was decreased by the amount taken. On any day after the Contract Anniversary nearest the Annuitant’s 85th birthday (or if there are two Annuitants, the Contract Anniversary nearest the older Annuitant’s 85th birthday), the MADB is equal to the amount calculated above on the anniversary nearest the 85th birthday, adjusted for any premiums paid and any partial surrenders taken after that anniversary. If this Contract has been continued by a Spouse, then: (1) For the sole purpose of calculating the MADB, the first Contract Anniversary on or after the Exchange Date will be deemed to be the first Contract Anniversary of this Contract; and (2) The amount will be the greatest of the Anniversary Death Benefits calculated only for Contract Anniversaries on or after the Exchange Date. This Maximum Anniversary Death Benefit Rider is not available if any Annuitant’s Issue Age (age nearest) is 75 or more. The benefit is only payable if the Annuitant dies before the Annuity Date. This rider will terminate on the earliest of the following: (1) The date this contract terminates. (2) The date we receive due proof of death of an Annuitant, except if this Contract is continued by the Annuitant’s Spouse and the Exchange Date is before the Contract Anniversary nearest the Spouse’s 85th birthday. (3) The date the Accumulated Value is reduced to zero. (4) The date we receive your Notice to cancel this rider.Example of MADB Rider Where a Death Benefit Increase Occurs: Rumi elects the Maximum Anniversary Death Benefit (MADB) Rider at issue and her initial premium is $100,000. Rumi contributes no additional premium during the first Contract Year, and she takes no surrender during the first Contract Year. In the first Contract Year, Rumi’s MADB amount is $100,000, or the Standard Death Benefit. On Rumi’s first Contract Anniversary, the Accumulated Value is $108,000. Rumi’s MADB amount is calculated as of that date as $108,000. Example of MADB Rider Where a Death Benefit Increase Does Not Occur: Rumi elects the MADB Rider at issue and her initial premium is $100,000. Rumi contributes no additional premium during the first Contract Year, and she takes no surrender during the first Contract Year. In the first Contract Year, Rumi’s MADB amount is $100,000, or the Standard Death Benefit. On Rumi’s first Contract Anniversary, the Accumulated Value is $98,000. Rumi’s MADB amount is calculated as of that date as $100,000.
AdvisorFlex VA MDRP | Annuity Income Payments
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Annuity Income Payments
Purpose of Benefit [Text Block]	Allows the Owner to elect an annuity payout option specified in the Contract.
Standard Benefit [Flag]	true
Standard Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Standard Benefit Expense (of Other Amount), Current [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	♦ Depending on the option(s) selected, you may not be able to request surrenders.
Name of Benefit [Text Block]	Annuity Income Payments
AdvisorFlex VA MDRP | Automatic Asset Rebalancing
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Automatic Asset Rebalancing
Purpose of Benefit [Text Block]	Asset Rebalancing allows you to elect a specific asset allocation to maintain over time.
Standard Benefit [Flag]	true
Standard Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Standard Benefit Expense (of Other Amount), Current [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	♦ You may not include the Fixed Account.
Name of Benefit [Text Block]	Automatic Asset Rebalancing
AdvisorFlex VA MDRP | Dollar Cost Averaging
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Dollar Cost Averaging
Purpose of Benefit [Text Block]	Dollar Cost Averaging allows you to have automatic periodic transfers to one or more Subaccounts other than the Fixed Account.
Standard Benefit [Flag]	true
Standard Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Standard Benefit Expense (of Other Amount), Current [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	♦ You may not Dollar Cost Average into the Fixed Account.
Name of Benefit [Text Block]	Dollar Cost Averaging
AdvisorFlex VA MDRP | Systematic Partial Surrenders
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Systematic Partial Surrenders
Purpose of Benefit [Text Block]	Allows for ongoing withdrawals from your investment options during the Accumulation Phase.
Standard Benefit [Flag]	true
Standard Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Standard Benefit Expense (of Other Amount), Current [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	♦ Surrender Charges may apply to amounts in excess of the free amount.Taxes or penalties may apply.
Name of Benefit [Text Block]	Systematic Partial Surrenders
AdvisorFlex VA MDRP | Ten Percent Free Surrender
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	10% Free Surrender
Purpose of Benefit [Text Block]	10% of the Accumulated Value existing at the time the first surrender is made in a Contract Year.
Standard Benefit [Flag]	true
Standard Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Standard Benefit Expense (of Other Amount), Current [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	♦ 10% free amount is not cumulative.
Name of Benefit [Text Block]	10% Free Surrender
AdvisorFlex VA MDRP | Confinement of the Owner in a Hospital Nursing Home or Hospice
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Confinement of the Annuitant or the Annuitant’s Spouse in a Hospital, Nursing Home, or Hospice
Purpose of Benefit [Text Block]	Surrender Charges are waived during or within 90 days after the end of confinement of the Annuitant or the Annuitant’s Spouse.
Standard Benefit [Flag]	true
Standard Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Standard Benefit Expense (of Other Amount), Current [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	♦ Confinement must begin after the Contract has been issued and must continue at least 30 days.
Name of Benefit [Text Block]	Confinement of the Annuitant or the Annuitant’s Spouse in a Hospital, Nursing Home, or Hospice
AdvisorFlex VA MDRP | Terminal Illness
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Terminal Illness of the Annuitant or Annuitant’s Spouse
Purpose of Benefit [Text Block]	Surrender Charges are waived if the Annuitant or the Annuitant’s Spouse has a life expectancy of 12 months or less.
Standard Benefit [Flag]	true
Standard Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Standard Benefit Expense (of Other Amount), Current [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	♦ Certification from a licensed physician acting within the scope of his or her license will be required.
Name of Benefit [Text Block]	Terminal Illness of the Annuitant or Annuitant’s Spouse
AdvisorFlex VA MDRP | Accelerated Death Benefit for Terminal Illness Rider
Item 10. Benefits Available [Line Items]
Operation of Benefit [Text Block]	Death of an Owner Before the Annuity Date If you are an owner, but not the Annuitant, you may name a successor owner who will become an owner of this Contract if you die before any Annuitant and before the Annuity Date. If you do not name a successor owner or no successor owner survives you, then your estate will become an owner if you die before any Annuitant and before the Annuity Date. If an owner who is not the Annuitant dies before any Annuitant and before the Annuity Date, the Cash Surrender Value will be paid within five years of the date of the owner’s death to the surviving owners in proportion to each owner’s percentage of ownership. We will pay the Cash Surrender Value to the surviving owners in proportion to each owner’s percentage of ownership. The Cash Surrender Value on any day is the greater of: 1) the Accumulated Value minus any Surrender Charge; and 2) the minimum value required by section 7 of the Model Variable Annuity Regulation, Model #250. There is no Cash Surrender Value if the Accumulated Value is zero. In lieu of receiving the Cash Surrender Value as a lump sum, owners may receive proceeds according to settlement provisions. If your Spouse is the sole surviving owner, then the Spouse may elect, in lieu of receiving the Cash Surrender Value and to the extent permitted by law, to continue this Contract in force as the owner. This election by a Spouse may be made only once in this Contract. The Cash Surrender Value payable under this provision will be calculated at the end of the Valuation Period during which we receive proof of death. Once calculated, the Cash Surrender Value may continue to be subject to the investment experience of the Subaccounts. When based on the investment experience of the Subaccounts, the Cash Surrender Value may increase or decrease daily and is not guaranteed as to minimum dollar amount.
AdvisorFlex VA MDRP | Spousal Continuation
Item 10. Benefits Available [Line Items]
Operation of Benefit [Text Block]	Spouse Election to Continue the Contract If an Annuitant dies before annuity payments begin and that Annuitant’s Spouse is the sole primary beneficiary, he or she may, to the extent permitted by law, elect to continue the Contract in force, in which case the surviving Spouse will become and be treated as the Annuitant and owner effective on the date that the death benefit is calculated (“Exchange Date”). Any amount of the death benefit in excess of the Accumulated Value of the Contract will be allocated to the Subaccounts and the Fixed Account according to the ratio of the Accumulated Value in each to the Accumulated Value of the Contract. If an election to receive Death Proceeds or to continue the Contract is not made within 60 days, the surviving Spouse will be deemed to have elected to continue the Contract effective on the Exchange Date. The Spouse will have 60 days from the date we receive proof of your death in which to elect to receive proceeds or to continue the Contract. If the surviving Spouse elects to continue the Contract, the Standard Death Benefit and any optional death benefits will be determined according to your Contract based on the Accumulated Value on the Exchange Date. In addition, if there was Dollar Cost Averaging of the Fixed Account on the Contract, this feature will continue on the Contract of the surviving Spouse.
AdvisorFlex VA MDRP | Fixed Account
Fixed Option Details [Line Items]
Fixed Option Details, Description [Text Block]	Fixed Account On or before the Annuity Date, you may allocate the premiums paid under the Contract and transfers from the Accumulated Value in other investment options to the Fixed Account. Any amounts allocated to the Fixed Account are invested with our General Account assets. Interest will be credited on premiums allocated to the Fixed Account and on amounts transferred to the Fixed Account from the date of allocation or transfer. The initial interest rate for each such allocation or transfer is guaranteed for 12 months, and subsequent interest rates will not change more frequently than every 12 months. Interest will be compounded daily and will never be less than the Fixed Account Guaranteed Interest Rate shown in your Contract. Interest guarantees are subject to Thrivent’s claims-paying ability. For the current interest rate, please call our Service Center at 1-800-847-4836. More information about the Investment Options can be found in the Appendix. The last-in, first-out accounting method will be used for partial surrenders, transfers, and transfer charges.The amount transferred from the Fixed Account in any Contract Year may not exceed the greater of $10,000 or 50% of the Accumulated Value in the Fixed Account, excluding any Accumulated Value in the DCA Fixed Account, at the time the first transfer is made in that Contract Year.
Name	Term	Minimum Guaranteed Interest Rate
Fixed Account	Life of the Contract	0.50%
Fixed Account On or before the Annuity Date, you may allocate the premiums paid under the Contract and transfers from the accumulated value in other investment options to the Fixed Account. Any amounts allocated to the Fixed Account are invested with our General Account assets. Interest will be credited on premiums allocated to the Fixed Account and on amounts transferred to the Fixed Account from the date of allocation or transfer. The initial interest rate for each such allocation or transfer is guaranteed for 12 months, and subsequent interest rates will not change more frequently than every 12 months. Interest will be compounded daily and will never be less than the Fixed Account Guaranteed Interest Rate shown in your Contract. Interest guarantees are subject to Thrivent’s claims-paying ability. For the current interest rate, please call our Service Center at 1-800-847-4836. The last-in, first-out accounting method will be used for partial surrenders, transfers, and transfer charges. Please see Transfer of Accumulated Value below for more information on transferring from the Fixed Account. The amount transferred from the Fixed Account in any Contract Year may not exceed the greater of $10,000 or 50% of the Accumulated Value in the Fixed Account, excluding any Accumulated Value in the DCA Fixed Account, at the time the first transfer is made in that Contract Year.Additional Information about the Fixed Account Because of exemptive and exclusionary provisions, interests in the Fixed Account have not been registered under the Securities Act of 1933 (“1933 Act”), and the Fixed Account is not registered as an investment company under the Investment Company Act of 1940 (“1940 Act”). Accordingly, the Fixed Account is generally not subject to the provisions of the 1933 or 1940 Acts. Disclosures regarding the Fixed Account, however, may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements in prospectuses.
Fixed Option [Line Items]
Fixed Option Available, Name	Fixed Account
Fixed Option Available, Minimum Guaranteed Interest Rate [Percent]	0.50%
AdvisorFlex VA MDRP | Risk of Loss [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]	Yes. You can lose money investing in the Contract.
AdvisorFlex VA MDRP | Not Short Term Investment Risk [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]	No. The Contract is not a short-term investment and is not appropriate for you if you need ready access to cash. Each premium payment has a separate 3-year Surrender Charge that may decrease the surrender value.
AdvisorFlex VA MDRP | Investment Options Risk [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]	An investment in the Contract is subject to the risk of poor investment performance and can vary depending on the performance of the Investment Options available under the Contract. Each Investment Option (including the Fixed Account) will have its own unique risks, and you should review these investment options before making an investment decision.
AdvisorFlex VA MDRP | Market Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Market Risk. You can lose money by investing in the Contract, including loss of principal. You bear all the investment risk for amounts allocated to one or more of the Portfolios, which invest in underlying Funds. If the Portfolios you select increase in value, then your Accumulated Value goes up; if they decrease in value, your Accumulated Value goes down. How much your Accumulated Value goes up or down depends on the performance of the Portfolios. We do not guarantee the investment results of any Portfolio. An investment in the Contract is subject to the risk of poor investment performance, and the value of your investment can vary depending on the performance of the selected Portfolio(s), each of which has its own unique risks. You should review the prospectus for the Portfolio before making an investment decision. Neither the U.S. Government nor any federal agency insures or guarantees your investment in the Contract.
AdvisorFlex VA MDRP | Early Withdrawal Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Early Withdrawal Risk. The Contract is not designed for short-term investing and is not appropriate for an investor who needs ready access to cash. Early withdrawals may be subject to a significant surrender charge. If you make a withdrawal prior to age 59 1∕2, there may be adverse tax consequences, including a 10% federal tax penalty. In addition, a withdrawal could reduce the value of standard and optional benefits. The benefits of tax deferral, long-term income, and living benefit protections also mean that the Contract is more beneficial to investors with a long-time horizon.
AdvisorFlex VA MDRP | Contract Benefits Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Contract Benefits Risk. Death benefits are reduced by withdrawals on a pro-rata basis. There is also a risk that any financial return of an optional benefit, if any, will ultimately be less than the amount you paid for the benefit. If you elect a partial or a full surrender into a settlement option, benefits related to your deferred value will be reduced or terminated.
AdvisorFlex VA MDRP | Insurance Company Risk [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]	An investment in the Contract is subject to the risks related to Thrivent. Any obligations (including those under the Fixed Account), guarantees or benefits are subject to the claims-paying ability of Thrivent. More information about Thrivent, including its financial strength ratings are available upon request bycalling 1-800-847-4836 or by sending an email to mail@thrivent.com.
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Insurance Company Risk. An investment in the Contract is subject to the risks related to Thrivent. Insurance obligations, guarantees, and benefits of the Contract are subject to the claims-paying ability of Thrivent.
AdvisorFlex VA MDRP | Contract Changes Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Contract Changes Risk. At any time, we may change, add, delete, or replace investment options applicable to existing Accumulated Value and new premiums. We may also add, delete, or substitute Subaccounts as permitted by law. We may substitute shares of another Subaccount, which may have differences such as (among other things) different fees and expenses, objectives, and risks, for shares of an existing Subaccount, at our discretion. We may also close Subaccounts to allocations of premiums or Accumulated Value, or both, at any time in our discretion. Our decision to make modifications will be based on several factors including the general market conditions and the style and investment objectives of the Subaccount investments. You will be notified at least 30 days prior to the date of any change. At the time you receive Notice of a change to the Subaccounts you may submit your own reallocation instructions. If you take no action, you may be subject to rebalancing in order to satisfy an investment restriction related to an optional benefit rider.
AdvisorFlex VA MDRP | Fixed Account Risk
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Fixed Account Risk. Amounts invested in the Fixed Account will be subject to the financial strength and claims-paying ability of Thrivent.
AdvisorFlex VA MDRP | Fees and Charges
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Fees and Charges. Deduction of Contract fees and charges, and optional benefit charges, may result in loss of principal. We reserve the right to increase the fees and charges under the Contract and optional benefits up to the maximum guaranteed fees and charges stated in your Contract or optional benefit rider.
AdvisorFlex VA MDRP | Possible Adverse Tax Consequences
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Possible Adverse Tax Consequences. The tax considerations associated with the Contract vary and can be complicated. The applicable tax rules can differ, depending on the type of Contract, whether non-qualified, traditional IRA or Roth IRA. Before making contributions to your Contract or taking other action related to your Contract, you should consult with a tax professional to determine the tax implications of an investment in, and payments received under, the Contract.
AdvisorFlex VA MDRP | Risks Affecting our Administration of Your Contract
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Risks Affecting our Administration of Your Contract. We and our service providers and business partners are subject to certain risks, including those resulting from system failures, cybersecurity events, pandemics, and other disasters. Such events can adversely impact us and our operations. These risks are common to all insurers and financial service providers.
AdvisorFlex VA MDRP | Optional benefits
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Optional benefits. You may need to take early partial surrenders, which have the potential to substantially reduce the benefits from optional riders.
AdvisorFlex VA MDRP | Alternatives to the Contract
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Alternatives to the Contract. Other contracts or investments may provide more favorable returns or benefits, as well as lower costs, than the Contract.
AdvisorFlex VA MDRP | Potentially Harmful Trading Activity
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Potentially Harmful Trading Activity. The Contract is not designed for frequent trading by anyone. Frequent trading may disrupt the underlying Portfolios and could negatively impact performance, by interfering with efficient management and reducing long-term returns, and increasing administrative costs. To protect Owners and the underlying Portfolios, we have policies and procedures to deter frequent trading between and among the Portfolios. We cannot guarantee that these policies and procedures will be effective in detecting and preventing all trading activity that could potentially disadvantage or hurt the rights or interests of other Owners.
AdvisorFlex VA MDRP | Investment Advisor Fees
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Investment Advisor Fees. If you elect to have the investment advisor fees deducted from Contract value, this deduction will reduce the death benefit and optional death benefit (if elected) and may be subject to federal and state income taxes and a 10% federal penalty tax.
AdvisorFlex VA MDRP | Cybersecurity Risk
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Cybersecurity Risk. We and our service providers may be susceptible to operational, cybersecurity, and related risks. In general, cybersecurity events can result from deliberate or unintentional events. Cybersecurity events include, but are not limited to, acts or attempts to gain unauthorized access to information and/or information systems, or to otherwise disrupt operations. Cybersecurity events affecting us, a Subaccount, or our service providers have the ability to disrupt and impact your Contract and our operations, including but not limited to, financial losses, ability to calculate Contract values and benefits, corrupting data or preventing parties from sharing information necessary for our operations, preventing and/or slowing transactions, potentially subjecting us to regulatory fines and penalties, and creating additional compliance costs. Similar types of cybersecurity risks are also present for issuers or securities in which the Subaccounts may invest, which could result in material adverse consequences for such issuers and may cause the Subaccounts’ investments in such companies to lose value. While we and our service providers have established reasonable controls to mitigate the risk of a cybersecurity event, there are inherent limitations in such controls, plans and systems. Additionally, while we do have control frameworks and we do perform due diligence on our service providers, we cannot fully control the cybersecurity plans and systems put in place by our service providers or any other third parties whose operations may affect the Subaccounts or your Contract. Although we attempt to minimize such failures through controls and oversight, it is not possible to identify all operation risks that may affect the Subaccounts or your Contract, or to develop processes and controls that completely eliminate or mitigate the occurrence of such failures or other disruptions in service. The value of an investment in a Subaccount may be adversely affected by the occurrence of the operational errors, failures, technological issues, or other similar events, and you may bear costs tied to these risks.